Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Redeemable Convertible Preferred Stock Retroactive application of recapitalization	Preferred Stock Redeemable Convertible Preferred Stock Previously reported	Common Stock Class A Common Stock Retroactive application of recapitalization	Common Stock Class A Common Stock	Common Stock Retroactive application of recapitalization	Common Stock Previously reported	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Previously reported	Additional Paid-in Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Accumulated Other Comprehensive Income	Class A Common Stock	Retroactive application of recapitalization	Previously reported	Total
Balance as of beginning at Dec. 31, 2021	$ (25,030,520)	$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2021	(6,585,881)	6,585,881
Balance as of beginning at Dec. 31, 2021			$ 6,797	$ 6,797	$ (463)	$ 463	$ 25,024,186	$ 565,821	$ 25,590,007	$ (19,296,896)	$ (19,296,896)			$ 25,030,520	$ (18,730,612)	$ 6,299,908
Balance as of beginning (in shares) at Dec. 31, 2021			67,966,992	67,966,992	(4,626,094)	4,626,094
Balance as of beginning at Dec. 31, 2021	$ (25,030,520)	$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2021	(6,585,881)	6,585,881
Balance as of ending at Dec. 31, 2022	$ (25,030,520)	$ 25,030,520
Balance as of ending (in shares) at Dec. 31, 2022	(6,585,881)	6,585,881
Balance as of beginning at Dec. 31, 2021			$ 6,797	$ 6,797	$ (463)	$ 463	25,024,186	565,821	25,590,007	(19,296,896)	(19,296,896)			25,030,520	(18,730,612)	6,299,908
Balance as of beginning (in shares) at Dec. 31, 2021			67,966,992	67,966,992	(4,626,094)	4,626,094
Changes in Stockholders Deficit
Exercise of stock options				$ 88					355,101				$ 355,189			355,189
Exercise of stock options (in shares)				878,572
Stock-based compensation									288,248							288,248
Net loss											(10,023,891)					(10,023,891)
Balance as of ending at Dec. 31, 2022			$ 6,885	$ 6,885	$ (477)	$ 477	25,024,112	1,209,244	26,233,356	(29,320,787)	(29,320,787)			25,030,520	(28,111,066)	$ (3,080,546)
Balance as of ending (in shares) at Dec. 31, 2022			68,845,564	68,845,564	(4,771,025)	4,771,025										68,845,564
Changes in Stockholders Deficit
Stock-based compensation									48,241							$ 48,241
Net loss											(4,708,973)					(4,708,973)
Balance as of ending at Mar. 31, 2023				$ 6,885					26,281,597		(34,029,760)					(7,741,278)
Balance as of ending (in shares) at Mar. 31, 2023				68,845,564
Balance as of beginning at Dec. 31, 2022	$ (25,030,520)	$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2022	(6,585,881)	6,585,881
Balance as of beginning at Dec. 31, 2022			$ 6,885	$ 6,885	$ (477)	$ 477	25,024,112	1,209,244	26,233,356	(29,320,787)	(29,320,787)			25,030,520	(28,111,066)	$ (3,080,546)
Balance as of beginning (in shares) at Dec. 31, 2022			68,845,564	68,845,564	(4,771,025)	4,771,025										68,845,564
Changes in Stockholders Deficit
Net loss																$ (9,183,802)
Balance as of ending at Jun. 30, 2023				$ 6,885					26,330,149		(38,504,589)					(12,167,555)
Balance as of ending (in shares) at Jun. 30, 2023				68,845,564
Balance as of beginning at Dec. 31, 2022	$ (25,030,520)	$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2022	(6,585,881)	6,585,881
Balance as of beginning at Dec. 31, 2022			$ 6,885	$ 6,885	$ (477)	$ 477	$ 25,024,112	$ 1,209,244	26,233,356	$ (29,320,787)	(29,320,787)			$ 25,030,520	$ (28,111,066)	$ (3,080,546)
Balance as of beginning (in shares) at Dec. 31, 2022			68,845,564	68,845,564	(4,771,025)	4,771,025										68,845,564
Changes in Stockholders Deficit
Exercise of stock options				$ 40					114,223				$ 114,263			$ 114,263
Exercise of stock options (in shares)				397,376									1,345,625			397,376
Stock-based compensation									777,403							$ 777,403
Net loss											(32,172,657)					(32,172,657)
Balance as of ending at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)					$ (34,361,537)
Balance as of ending (in shares) at Dec. 31, 2023				69,242,940												69,242,940
Balance as of beginning at Mar. 31, 2023				$ 6,885					26,281,597		(34,029,760)					$ (7,741,278)
Balance as of beginning (in shares) at Mar. 31, 2023				68,845,564
Changes in Stockholders Deficit
Stock-based compensation									48,552							48,552
Net loss											(4,474,829)					(4,474,829)
Balance as of ending at Jun. 30, 2023				$ 6,885					26,330,149		(38,504,589)					(12,167,555)
Balance as of ending (in shares) at Jun. 30, 2023				68,845,564
Balance as of beginning at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)					$ (34,361,537)
Balance as of beginning (in shares) at Dec. 31, 2023				69,242,940												69,242,940
Changes in Stockholders Deficit
Exercise of stock options				$ 135					439,787							$ 439,922
Exercise of stock options (in shares)				1,345,625
Stock-based compensation									667,474							667,474
Net loss											(24,022,085)					(24,022,085)
Balance as of ending at Mar. 31, 2024				$ 7,059					28,232,244		(85,515,529)					(57,276,226)
Balance as of ending (in shares) at Mar. 31, 2024				70,588,565
Balance as of beginning at Dec. 31, 2023				$ 6,924					27,124,983		(61,493,444)					$ (34,361,537)
Balance as of beginning (in shares) at Dec. 31, 2023				69,242,940												69,242,940
Changes in Stockholders Deficit
Exercise of stock options (in shares)													1,345,625
Net loss																$ (53,368,069)
Balance as of ending at Jun. 30, 2024				$ 12,210					383,737,617		(114,861,513)	$ 418,019				$ 269,306,333
Balance as of ending (in shares) at Jun. 30, 2024				122,096,270												122,096,270
Balance as of beginning at Mar. 31, 2024				$ 7,059					28,232,244		(85,515,529)					$ (57,276,226)
Balance as of beginning (in shares) at Mar. 31, 2024				70,588,565
Changes in Stockholders Deficit
Exercise of stock options (in shares)													0
Stock-based compensation									8,456,942							8,456,942
Issuance of Class A common stock in connection with the Business Combination, net of transaction costs (Note 3)				$ 4,310					260,855,313							260,859,623
Issuance of Class A common stock in connection with the Business Combination, net of transaction costs (Note 3) (Shares)				43,099,811
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3)				$ 841					86,193,118							86,193,959
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (Shares)				8,407,894
Other comprehensive income												418,019				418,019
Net loss											(29,345,984)					(29,345,984)
Balance as of ending at Jun. 30, 2024				$ 12,210					$ 383,737,617		$ (114,861,513)	$ 418,019				$ 269,306,333
Balance as of ending (in shares) at Jun. 30, 2024				122,096,270												122,096,270